UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-23581________________________

Waycross Independent Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Carol J. Highsmith, Esq.

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	February 29

Date of reporting period:	February 29, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	[To be inserted]

WAYCROSS MANAGED RISK EQUITY FUND

(WAYEX)

WAYCROSS FOCUSED CORE EQUITY FUND

(WAYFX)

Annual Report

February 29, 2024

WAYCROSS FUNDS
LETTER TO SHAREHOLDERS (Unaudited)	February 29, 2024

Dear Shareholders,

We are pleased to provide this update for the Waycross Funds. Although the Federal Reserve (“Fed”) may maintain rates higher for longer based on continued labor market strength, Chair Powell’s dovish tone helped pace the S&P 500® Total Return Index to a fast start in 2024.

In 2023, the Information Technology sector outperformed, powered by the explosive growth in Generative AI (“Gen AI”). The major cloud service providers Amazon Web Services, Microsoft Azure, and Google Cloud boosted their capital investments in infrastructure to support Gen AI. As a result, portfolio holding Nvidia Corp. (NVDA) saw a spike in demand for its graphics processing units (“GPUs”). They enabled the company to top Wall Street revenue estimates again and drove an 82.5% rally in the stock for the first quarter of 2024. Other portfolio holdings benefiting from the Gen AI boom included Advanced Micro Devices, Inc. (AMD), which recently entered the GPU market, and Meta Platforms Inc. (META), which has leveraged AI to improve its targeted advertising on Facebook and Instagram. As we advance, since large enterprises are only beginning to deploy it, Gen AI should provide a significant tailwind for the larger information technology industry, driving a more extensive list of beneficiaries across hardware, software, and communications.

Waycross Managed Risk Equity Fund (WAYEX)

The Waycross Managed Risk Equity Fund’s (WAYEX) (“Managed Risk Fund”) investment approach is based on bottom-up research that combines a thorough examination of a company’s fundamentals, valuation, and market sentiment. This comprehensive analysis allows us to construct a portfolio using long and short positions, providing growth potential while reducing volatility.

Performance Review

The Managed Risk Fund produced a 25.73% return for the year ended February 29, 2024, outperforming the primary benchmark (custom index) comprised of 50% S&P 500® Total Return Index and 50% 90-day U.S. Treasury Bills, which collectively returned 17.47%.

The Information Technology sector was the most significant contributor to performance, and this was led by our long positions in NVIDIA Corp. (NVDA), Microsoft Corp. (MSFT), and Marvell Technology Inc. (MRVL). The Energy sector was the primary detractor of performance during the period due to the long positions in EOG Resources Inc. (EOG) and Schlumberger NV (SLB), as well as a short position in Halliburton Co. (HAL).

Over the longer time horizon, the Managed Risk Fund returned 11.02%, annualized over the last five years ended February 29, 2024, while the primary benchmark returned 8.65%.

The Managed Risk Fund remains actively managed, emphasizing long positions where company fundamentals are expected to support future earnings growth. A diversified book of short positions acts as a hedge across the portfolio, allowing the Managed Risk Fund to maintain lower volatility than the overall market.

Exposures Summary

The Managed Risk Fund’s overall net exposure increased during the year ended February 29, 2024, to 59%. The Fund’s net exposure to Health Care and Communication Services stocks increased in terms of sector positioning. Meanwhile, its net exposure to Technology and Financial stocks decreased.

Waycross Focused Core Equity Fund (WAYFX)

The Waycross Focused Core Equity Fund’s (WAYFX) (“Focused Fund”) investment approach is based on bottom-up research that combines a thorough examination of a company’s fundamentals, valuation, and market sentiment. This comprehensive analysis allows us to construct a concentrated, long-only portfolio to seek capital appreciation over a full market cycle, which the Fund defines as a sustained upswing in equity markets followed by a pullback and recovery.

Performance Review

The Focused Fund produced a 38.39% return for the year ended February 29, 2024, outperforming its primary benchmark, the S&P 500® Total Return Index, which returned 30.45% for the same period.

The Information Technology sector was the most significant contributor to performance, led by our long positions in NVIDIA Corp. (NVDA), Microsoft Corp. (MSFT), and Marvell Technology Inc. (MRVL). Conversely, the Energy sector was the primary detractor of returns, mainly driven by our position in EOG Resources Inc. (EOG).

Exposures Summary

As of February 29, 2024, the Focused Fund held 30 long positions within its target range of 25 to 35 holdings. The Fund’s most significant overweight sectors relative to the S&P 500® Total Return Index were Health Care and Financials. Conversely, the largest active underweight sector was in the Information Technology sector.

Market Outlook

As we came into 2024, we were expecting a change in market leadership away from the Magnificent Seven and towards cyclical and value stocks, with a broadening out of returns in the market. The signs are that this has started to happen, and our outlook remains for the rest of 2024. Several of the seven are off to a strong start for 2024, but not all are, as evidenced by the underperformance of Apple and Tesla. With the Fed still planning on three rate cuts, expectations of moderating inflation, and consumer confidence numbers in the sweet spot, we expect the economy will likely experience a soft landing, which should benefit most stocks. In addition, corporate profits are still expected to improve over 2023, with S&P 500 earnings-per-share growth estimates in the 11% range currently, driven by steady top-line growth and improving margins as labor and transportation costs ease. These combined fundamentals should provide a tailwind for the overall market, and any weakness will likely prove short-lived.

We believe the Funds are positioned well to take advantage of the opportunities presented by increased market volatility related to the abovementioned factors.

On behalf of Waycross Partners, LLC, thank you for investing in the Funds. Sincerely,

Benjamin H. Thomas, CFA
Founding Principal | CIO | Portfolio Manager

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month-end are available by calling 1-866-267-4304.

An investor should consider the investment objectives, risks, charges and expenses of a Fund before investing. The Funds’ prospectus contains this and other important information. To obtain a copy of the Funds’ prospectus please call 1-866-267-4304 and a copy will be sent to you free of charge or visit the Funds’ website at www.waycrossfunds.com. Please read the prospectus carefully before you invest. The Funds are distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Waycross Partners’ current opinions and views of the financial markets. Although Waycross Partners believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Funds that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolio of the Funds, may be sold at any time, and may no longer be held by the Funds. For a complete list of securities held by the Funds as of February 29, 2024, please see the Schedule of Investments section of the annual report. The opinions of the Waycross Partners with respect to those securities may change at any time.

Statements in the Letter to Shareholders that reflect projections or expectations for future financial or economic performance of the Funds and the market in general and statements of a Funds’ plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to factors noted with such forward-looking statements, include, without limitation, general economic conditions, such as inflation, recession, and interest rates. Past performance is not a guarantee of future results.

WAYCROSS MANAGED RISK EQUITY FUND
PERFORMANCE INFORMATION
February 29, 2024 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in
Waycross Managed Risk Equity Fund versus the S&P 500® Total Return Index and 50% S&P 500® Total Return Index / 50% U.S. Treasury Bill Index

Average Annual Total Returns
(for the periods ended February 29, 2024)

			Since
	1 Year	5 Years	Inception (b)
Waycross Managed Risk Equity Fund (a)	25.73%	11.02%	7.26%
S&P 500® Total Return Index (c)	30.45%	14.76%	12.59%
50% S&P 500® Total Return Index / 50% U.S. Treasury Bill Index (c)	17.47%	8.65%	7.25%

(a)	The Fund’s total returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	The Fund commenced operations on April 29, 2015.

(c)	The S&P 500® Total Return Index is a market capitalization weighted index of 500 large companies that is widely used as a barometer of U.S. stock market performance. The U.S. Treasury Bill Index is a broad, comprehensive, market-value weighted index that seeks to measure the performance of the U.S. Treasury Bill market. The indices are unmanaged and shown for illustration purposes only. An investor cannot invest in an index and its returns are not indicative of the performance of any specific investment.

WAYCROSS FOCUSED CORE EQUITY FUND
PERFORMANCE INFORMATION
February 29, 2024 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in

Waycross Focused Core Equity Fund versus the S&P 500® Total Return Index

Average Annual Total Returns
(for the periods ended February 29, 2024)

			Since
	1 Year	3 Years	Inception (b)
Waycross Focused Core Equity Fund (a)	38.39%	12.32%	13.86%
S&P 500® Total Return Index (c)	30.45%	11.91%	12.29%

(a)	The Fund’s total returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	The Fund commenced operations on December 15, 2020.

(c)	The S&P 500® Total Return Index is a market capitalization weighted index of 500 large companies that is widely used as a barometer of U.S. stock market performance. The index is unmanaged and shown for illustration purposes only. An investor cannot invest in an index and its returns are not indicative of the performance of any specific investment.

WAYCROSS MANAGED RISK EQUITY FUND
PORTFOLIO INFORMATION
February 29, 2024 (Unaudited)

Net Sector Exposure versus S&P 500® Total Return Index*

35.0%
30.0%
25.0%
20.0%
15.0%
10.0%
5.0%
0.0%
Communications
Consumer Discretionary
Consumer Staples
Energy
Financials
Health Care
Industrials
Materials
Real Estate
Technology
Utilities
Waycross Managed Risk Equity Fund
S&P 500® Total Return Index

*	The net percentages are computed by taking the net dollar exposure, including short positions, and dividing by the net assets of the Fund. Consequently, the percentages will not total to 100%.

Top 10 Long Equity Holdings		Top 10 Short Equity Holdings
	% of		% of
Security Description	Net Assets	Security Description	Net Assets
Microsoft Corporation	4.9%	eBay, Inc.	-1.5%
Meta Platforms, Inc. - Class A	4.6%	Home Depot, Inc. (The)	-1.4%
NVIDIA Corporation	4.0%	Walmart, Inc.	-1.3%
Amazon.com, Inc.	3.9%	Cisco Systems, Inc.	-1.3%
AbbVie, Inc.	3.2%	Ross Stores, Inc.	-1.2%
Apple, Inc.	2.9%	Hilton Worldwide Holdings, Inc.	-1.2%
TJX Companies, Inc. (The)	2.7%	AutoZone, Inc.	-1.2%
Target Corporation	2.7%	Accenture plc - Class A	-1.2%
Emerson Electric Company	2.5%	Hartford Financial Services Group, Inc. (The)	-1.2%
Alphabet, Inc. - Class A	2.4%	Union Pacific Corporation	-1.2%

WAYCROSS FOCUSED CORE EQUITY FUND
PORTFOLIO INFORMATION
February 29, 2024 (Unaudited)

Sector Exposure versus S&P 500® Total Return Index (% of Net Assets)

35.0%
30.0%
25.0%
20.0%
15.0%
10.0%
5.0%
0.0%
Communications
Consumer Discretionary
Consumer Staples
Energy
Financials
Health Care
Industrials
Materials
Real Estate
Technology
Utilities
Waycross Focused Core Equity Fund
S&P 500® Total Return Index

Top 10 Long Equity Holdings
% of
Security Description	Net Assets
NVIDIA Corporation	6.7%
Microsoft Corporation	6.6%
Meta Platforms, Inc. - Class A	5.8%
Apple, Inc.	5.6%
Amazon.com, Inc.	4.5%
AbbVie, Inc.	3.7%
Intuitive Surgical, Inc.	3.6%
Alphabet, Inc. - Class A	3.6%
Mastercard, Inc. - Class A	3.5%
Emerson Electric Company	3.3%

WAYCROSS MANAGED RISK EQUITY FUND
SCHEDULE OF INVESTMENTS
February 29, 2024
COMMON STOCKS — 92.5%	Shares	Value
Communications — 8.0%
Internet Media & Services — 7.0%
Alphabet, Inc. - Class A (a)(b)	17,441	$2,414,881
Meta Platforms, Inc. - Class A (b)	9,394	4,604,281
		7,019,162
Telecommunications — 1.0%
T-Mobile US, Inc.	6,500	1,061,450

Consumer Discretionary — 14.8%
E-Commerce Discretionary — 3.9%
Amazon.com, Inc. (a)(b)	21,905	3,871,928

Leisure Facilities & Services — 3.3%
Marriott International, Inc. - Class A	4,000	999,480
Starbucks Corporation	24,836	2,356,937
		3,356,417
Retail - Discretionary — 7.6%
Lowe’s Companies, Inc.	3,500	842,345
Lululemon Athletica, Inc. (a)	1,550	723,990
O’Reilly Automotive, Inc. (a)	855	929,744
TJX Companies, Inc. (The)	27,803	2,756,389
Ulta Beauty, Inc. (a)	4,345	2,383,493
		7,635,961
Consumer Staples — 4.6%
Retail - Consumer Staples — 2.7%
Target Corporation	17,964	2,747,055

Wholesale - Consumer Staples — 1.9%
Sysco Corporation (b)	23,519	1,904,333

Energy — 4.2%
Oil & Gas Producers — 3.3%
Diamondback Energy, Inc.	6,800	1,241,136
EOG Resources, Inc.	17,828	2,040,593
		3,281,729
Oil & Gas Services & Equipment — 0.9%
Schlumberger Ltd.	19,300	932,769

WAYCROSS MANAGED RISK EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 92.5% (Continued)	Shares	Value
Financials — 7.5%
Banking — 4.5%
Citigroup, Inc. (b)	18,004	$999,042
Fifth Third Bancorp	28,000	961,520
Truist Financial Corporation	25,000	874,500
Wells Fargo & Company (b)	30,040	1,669,924
		4,504,986
Institutional Financial Services — 1.5%
Goldman Sachs Group, Inc. (The) (b)	4,024	1,565,537

Insurance — 1.5%
Chubb Ltd. (b)	5,926	1,491,396

Health Care — 18.7%
Biotech & Pharma — 5.4%
AbbVie, Inc. (b)	18,474	3,252,348
Eli Lilly & Company	1,620	1,220,961
Zoetis, Inc.	4,800	951,984
		5,425,293
Health Care Facilities & Services — 3.9%
Cencora, Inc.	5,200	1,225,120
CVS Health Corporation	22,051	1,639,933
Humana, Inc.	3,152	1,104,209
		3,969,262
Medical Equipment & Devices — 9.4%
Abbott Laboratories	9,300	1,103,352
Boston Scientific Corporation (a)	18,350	1,214,953
Danaher Corporation (b)	4,515	1,142,927
DexCom, Inc. (a)	9,750	1,121,933
Edwards Lifesciences Corporation (a)	15,919	1,351,046
Intuitive Surgical, Inc. (a)	5,027	1,938,411
Thermo Fisher Scientific, Inc. (b)	2,679	1,527,512
		9,400,134
Industrials — 9.2%
Aerospace & Defense — 1.1%
Boeing Company (The) (a)	5,450	1,110,274

Diversified Industrials — 2.5%
Emerson Electric Company	23,225	2,481,591

WAYCROSS MANAGED RISK EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 92.5% (Continued)	Shares	Value
Industrials — 9.2% (Continued)
Machinery — 1.3%
Ingersoll Rand, Inc.	14,800	$1,351,684

Transportation & Logistics — 4.3%
CSX Corporation	57,031	2,163,757
Delta Air Lines, Inc.	19,100	807,357
Norfolk Southern Corporation	5,253	1,331,005
		4,302,119
Materials — 3.3%
Chemicals — 2.0%
Celanese Corporation	6,800	1,033,396
International Flavors & Fragrances, Inc.	12,920	975,460
		2,008,856
Construction Materials — 1.3%
Carlisle Companies., Inc.	3,660	1,281,000

Technology — 22.2%
Semiconductors — 8.8%
Advanced Micro Devices, Inc. (a)	4,700	904,891
Analog Devices, Inc. (b)	8,588	1,647,350
Marvell Technology, Inc.	32,639	2,338,911
NVIDIA Corporation	5,025	3,975,378
		8,866,530
Software — 6.9%
Intuit, Inc.	920	609,859
Microsoft Corporation (b)	11,943	4,940,103
MongoDB, Inc. (a)	975	436,390
Oracle Corporation	8,100	904,608
		6,890,960
Technology Hardware — 2.9%
Apple, Inc. (b)	15,909	2,875,552

Technology Services — 3.6%
Mastercard, Inc. - Class A (b)	4,066	1,930,374
PayPal Holdings, Inc. (a)(b)	8,481	511,743
Visa, Inc. - Class A	4,278	1,209,134
		3,651,251

Total Common Stocks (Cost $58,435,224)		$92,987,229

WAYCROSS MANAGED RISK EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 7.8%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 5.20% (c) (Cost $7,818,831)	7,818,831	$7,818,831

Investments at Value — 100.3% (Cost $66,254,055)		$100,806,060

Liabilities in Excess of Other Assets — (0.3%)		(238,137)

Net Assets — 100.0%		$100,567,923

(a)	Non-income producing security.

(b)	All or a portion this security is pledged as collateral for open short positions. The total value of such securities as of February 29, 2024 was $30,414,305.

(c)	The rate shown is the 7-day effective yield as of February 29, 2024.

See accompanying notes to financial statements.

WAYCROSS MANAGED RISK EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT
February 29, 2024
COMMON STOCKS — 41.2%	Shares	Value
Communications — 1.1%
Cable & Satellite — 1.1%
Charter Communications, Inc. - Class A	3,750	$1,102,238

Consumer Discretionary — 7.8%
Apparel & Textile Products — 0.7%
NIKE, Inc. - Class B	6,655	691,654

E-Commerce Discretionary — 1.5%
eBay, Inc.	31,450	1,486,956

Leisure Facilities & Services — 1.2%
Hilton Worldwide Holdings, Inc.	6,000	1,225,920

Retail - Discretionary — 4.4%
AutoZone, Inc.	407	1,223,450
Best Buy Company, Inc.	6,635	536,639
Home Depot, Inc. (The)	3,800	1,446,318
Ross Stores, Inc.	8,350	1,243,816
		4,450,223
Consumer Staples — 1.3%
Retail - Consumer Staples — 1.3%
Walmart, Inc.	22,800	1,336,308

Energy — 3.0%
Oil & Gas Producers — 2.1%
Devon Energy Corporation	23,500	1,035,410
Occidental Petroleum Corporation	18,200	1,103,102
		2,138,512
Oil & Gas Services & Equipment — 0.9%
Baker Hughes Company	30,000	887,700

Financials — 2.1%
Banking — 0.9%
PNC Financial Services Group, Inc. (The)	6,200	912,640

Insurance — 1.2%
Hartford Financial Services Group, Inc. (The)	12,500	1,198,000

WAYCROSS MANAGED RISK EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 41.2% (Continued)	Shares	Value
Health Care — 8.7%
Biotech & Pharma — 3.3%
Amgen, Inc.	3,900	$1,067,937
Bristol-Myers Squibb Company	22,400	1,136,800
Pfizer, Inc.	40,600	1,078,336
		3,283,073
Health Care Facilities & Services — 1.0%
Patterson Companies, Inc.	37,550	1,017,229

Medical Equipment & Devices — 4.4%
Medtronic plc	12,300	1,025,328
Mettler-Toledo International, Inc.	950	1,184,859
Revvity, Inc.	10,870	1,191,243
Zimmer Biomet Holdings, Inc.	8,260	1,027,214
		4,428,644
Industrials — 6.2%
Aerospace & Defense — 1.1%
Lockheed Martin Corporation	2,540	1,087,730

Diversified Industrials — 1.9%
Honeywell International, Inc.	4,535	901,240
Illinois Tool Works, Inc.	4,100	1,074,815
		1,976,055
Electrical Equipment — 1.2%
Johnson Controls International plc	20,000	1,185,400

Transportation & Logistics — 2.0%
Southwest Airlines Company	23,200	795,064
Union Pacific Corporation	4,700	1,192,343
		1,987,407
Materials — 2.2%
Chemicals — 2.2%
Huntsman Corporation	43,000	1,100,800
Olin Corporation	20,695	1,113,391
		2,214,191
Technology — 8.8%
Semiconductors — 1.4%
Microchip Technology, Inc.	7,800	656,292
Texas Instruments, Inc.	4,250	711,153
		1,367,445

WAYCROSS MANAGED RISK EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 41.2% (Continued)	Shares	Value
Technology — 8.8% (Continued)
Software — 2.8%
Atlassian Corporation - Class A	3,000	$622,260
Autodesk, Inc.	4,600	1,187,582
Workday, Inc. - Class A	3,600	1,060,776
		2,870,618
Technology Hardware — 2.3%
Cisco Systems, Inc.	26,900	1,301,153
Hewlett Packard Enterprise Company	67,000	1,020,410
		2,321,563
Technology Services — 2.3%
Accenture plc - Class A	3,263	1,222,907
Paychex, Inc.	8,800	1,079,056
		2,301,963

Total Securities Sold Short — 41.2% (Proceeds $40,553,820)		$41,471,469

plc - Public Limited Company

See accompanying notes to financial statements.

WAYCROSS FOCUSED CORE EQUITY FUND
SCHEDULE OF INVESTMENTS
February 29, 2024
COMMON STOCKS — 98.4%	Shares	Value
Communications — 9.4%
Internet Media & Services — 9.4%
Alphabet, Inc. - Class A (a)	4,684	$648,546
Meta Platforms, Inc. - Class A	2,144	1,050,839
		1,699,385
Consumer Discretionary — 13.3%
E-Commerce Discretionary — 4.5%
Amazon.com, Inc. (a)	4,618	816,278

Leisure Facilities & Services — 2.5%
Starbucks Corporation	4,837	459,031

Retail - Discretionary — 6.3%
TJX Companies, Inc. (The)	5,700	565,098
Ulta Beauty, Inc. (a)	1,052	577,085
		1,142,183
Consumer Staples — 6.3%
Retail - Consumer Staples — 3.0%
Target Corporation	3,595	549,747

Wholesale - Consumer Staples — 3.3%
Sysco Corporation	7,373	596,992

Energy — 2.0%
Oil & Gas Producers — 2.0%
EOG Resources, Inc.	3,151	360,664

Financials — 10.4%
Banking — 4.9%
Citigroup, Inc.	6,061	336,325
Wells Fargo & Company	9,907	550,730
		887,055
Institutional Financial Services — 3.0%
Goldman Sachs Group, Inc. (The)	1,379	536,500

Insurance — 2.5%
Chubb Ltd.	1,798	452,503

WAYCROSS FOCUSED CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 98.4% (Continued)	Shares	Value
Health Care — 17.6%
Biotech & Pharma — 3.7%
AbbVie, Inc.	3,841	$676,208

Health Care Facilities & Services — 4.8%
CVS Health Corporation	6,763	502,964
Humana, Inc.	1,068	374,142
		877,106
Medical Equipment & Devices — 9.1%
Edwards Lifesciences Corporation (a)	5,666	480,874
Intuitive Surgical, Inc. (a)	1,694	653,206
Thermo Fisher Scientific, Inc.	895	510,311
		1,644,391
Industrials — 8.0%
Diversified Industrials — 3.3%
Emerson Electric Company	5,608	599,215

Transportation & Logistics — 4.7%
CSX Corporation	10,639	403,643
Norfolk Southern Corporation	1,736	439,868
		843,511
Technology — 31.4%
Semiconductors — 12.5%
Analog Devices, Inc.	2,907	557,621
Marvell Technology, Inc.	7,093	508,284
NVIDIA Corporation	1,527	1,208,040
		2,273,945
Software — 6.6%
Microsoft Corporation	2,872	1,187,974

Technology Hardware — 5.6%
Apple, Inc.	5,582	1,008,947

Technology Services — 6.7%
Mastercard, Inc. - Class A	1,350	640,926
PayPal Holdings, Inc. (a)	2,813	169,736
Visa, Inc. - Class A	1,457	411,807
		1,222,469

Total Common Stocks (Cost $14,071,465)		$17,834,104

WAYCROSS FOCUSED CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 1.1%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 5.20% (b) (Cost $194,587)	194,587	$194,587

Investments at Value — 99.5% (Cost $14,266,052)		$18,028,691

Other Assets in Excess of Liabilities — 0.5%		99,571

Net Assets — 100.0%		$18,128,262

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of February 29, 2024.

See accompanying notes to financial statements.

WAYCROSS FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
February 29, 2024
	Waycross	Waycross
	Managed Risk	Focused Core
	Equity Fund	Equity Fund
ASSETS
Investments in securities:
At cost	$66,254,055	$14,266,052
At value (Note 2)	$100,806,060	$18,028,691
Cash deposits for securities sold short (Note 2)	40,557,147	—
Receivable for capital shares sold	75,381	50,100
Receivable for investment securities sold	1,818,029	—
Receivable from Adviser (Note 4)	—	6,546
Dividends and interest receivable	182,454	21,894
Other assets	37,724	30,417
Total assets	143,476,795	18,137,648

LIABILITIES
Securities sold short, at value (proceeds $40,553,820 and $0) (Note 2)	41,471,469	—
Payable for capital shares redeemed	773	—
Payable for investment securities purchased	1,280,466	—
Dividends payable on securities sold short (Note 2)	46,138	—
Payable to Adviser (Note 4)	98,231	—
Payable to administrator (Note 4)	8,080	5,931
Other accrued expenses	3,715	3,455
Total liabilities	42,908,872	9,386

NET ASSETS	$100,567,923	$18,128,262

NET ASSETS CONSIST OF:
Paid-in capital	$65,036,157	$14,709,342
Distributable earnings	35,531,766	3,418,920
NET ASSETS	$100,567,923	$18,128,262

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	6,058,762	1,215,993

Net asset value, offering price and redemption price per share (Note 2)	$16.60	$14.91

See accompanying notes to financial statements.

WAYCROSS FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended February 29, 2024
	Waycross	Waycross
	Managed Risk	Focused Core
	Equity Fund	Equity Fund
INVESTMENT INCOME
Dividend income	$1,643,513	$169,771
Interest income	1,726,561	—
	3,370,074	169,771

EXPENSES
Management fees (Note 4)	1,166,439	82,433
Dividend expense on securities sold short (Note 2)	697,033	—
Administration fees (Note 4)	76,988	50,835
Trustees’ fees and expenses (Note 4)	28,611	28,611
Registration and filing fees	30,561	16,828
Legal fees	22,924	19,967
Transfer agent fees (Note 4)	18,585	18,585
Audit and tax services fees	17,915	17,915
Compliance fees (Note 4)	13,500	13,500
Custody and bank service fees	9,046	6,895
Shareholder reporting expenses	8,565	7,353
Insurance expense	7,958	5,285
Other expenses	29,076	9,629
Total expenses	2,127,201	277,836
Less fee reductions and expense reimbursements by the Adviser (Note 4)	—	(188,264)
Net expenses	2,127,201	89,572

NET INVESTMENT INCOME	1,242,873	80,199

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND SECURITIES SOLD SHORT
Net realized gains (losses) from:
Investments	7,846,064	89,061
Securities sold short	(3,719,325)	—
Net change in unrealized appreciation (depreciation) on:
Investments	17,531,328	4,082,375
Securities sold short	(1,452,067)	—
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND SECURITIES SOLD SHORT	20,206,000	4,171,436

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$21,448,873	$4,251,635

See accompanying notes to financial statements.

WAYCROSS MANAGED RISK EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Year Ended	Year Ended
	February 29,	February 28,
	2024	2023
FROM OPERATIONS
Net investment income	$1,242,873	$38,263
Net realized gains (losses) from:
Investments	7,846,064	141,635
Securities sold short	(3,719,325)	(71,817)
Net change in unrealized appreciation (depreciation) on:
Investments	17,531,328	(5,100,352)
Securities sold short	(1,452,067)	336,142
Net increase (decrease) in net assets resulting from operations	21,448,873	(4,656,129)

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(2,636,401)	—

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	4,060,659	7,810,996
Net asset value of shares issued in reinvestment of distributions ..	260,521	—
Payments for shares redeemed	(9,268,169)	(11,983,975)
Net decrease in net assets from capital share transactions	(4,946,989)	(4,172,979)

TOTAL INCREASE (DECREASE) IN NET ASSETS	13,865,483	(8,829,108)

NET ASSETS
Beginning of year	86,702,440	95,531,548
End of year	$100,567,923	$86,702,440

CAPITAL SHARE ACTIVITY
Shares sold	267,604	559,628
Shares reinvested	16,873	—
Shares redeemed	(611,119)	(893,880)
Net decrease in shares outstanding	(326,642)	(334,252)
Shares outstanding at beginning of year	6,385,404	6,719,656
Shares outstanding at end of year	6,058,762	6,385,404

See accompanying notes to financial statements.

WAYCROSS FOCUSED CORE EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Year Ended	Year Ended
	February 29,	February 28,
	2024	2023
FROM OPERATIONS
Net investment income	$80,199	$54,821
Net realized gains (losses) from:
Investments	89,061	(462,883)
Net change in unrealized appreciation (depreciation) on:
Investments	4,082,375	(219,103)
Net increase (decrease) in net assets resulting from operations	4,251,635	(627,165)

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(100,653)	(43,014)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	5,763,799	541,015
Net asset value of shares issued in reinvestment of distributions	91,260	41,331
Payments for shares redeemed	(1,379,916)	(1,286,643)
Net increase (decrease) in net assets from capital share transactions	4,475,143	(704,297)

TOTAL INCREASE (DECREASE) IN NET ASSETS	8,626,125	(1,374,476)

NET ASSETS
Beginning of year	9,502,137	10,876,613
End of year	$18,128,262	$9,502,137

CAPITAL SHARE ACTIVITY
Shares sold	449,153	51,116
Shares reinvested	6,705	4,032
Shares redeemed	(116,345)	(121,710)
Net increase (decrease) in shares outstanding	339,513	(66,562)
Shares outstanding at beginning of year	876,480	943,042
Shares outstanding at end of year	1,215,993	876,480

See accompanying notes to financial statements.

WAYCROSS MANAGED RISK EQUITY FUND
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Year
	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	February 29,	February 28,	February 28,	February 28,		February 29,
	2024	2023	2022	2021		2020
Net asset value at beginning of year	$13.58	$14.22	$14.81	$11.33		$10.90
Income (loss) from investment operations:
Net investment income (loss)	0.21	0.00 (a)	(0.18)	(0.16)		(0.09)
Net realized and unrealized gains (losses) on investments	3.25	(0.64)	0.39	3.81		0.64
Total from investment operations	3.46	(0.64)	0.21	3.65		0.55
Less distributions from:
Net investment income	(0.12)	—	—	—		—
Net realized gains	(0.32)	—	(0.80)	(0.17)		(0.12)
Total distributions	(0.44)	—	(0.80)	(0.17)		(0.12)
Net asset value at end of year	$16.60	$13.58	$14.22	$14.81		$11.33
Total return (b)	25.73%	(4.50%)	1.13%	32.24%		5.04%
Net assets at end of year (000’s)	$100,568	$86,702	$95,532	$89,262		$55,537

Ratios/supplementary data:
Ratio of total expenses to average net assets	2.28%	2.27%	2.31%	2.35%		2.66%
Ratio of net expenses to average net assets	2.28%	2.27%	2.31%	2.45	% (c)(d)	2.94	% (c)(d)
Ratio of net expenses to average net assets excluding dividend expense and brokerage expense on securities sold short	1.53%	1.50%	1.49%	1.69	% (c)	1.99	% (c)
Ratio of net investment income (loss) to average net assets	1.33%	0.04%	(1.26%)	(1.39	%) (c)	(0.90	%) (c)
Portfolio turnover rate	45%	74%	72%	63%		37%

(a)	Amount rounds to less than $0.01 per share.

(b)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser and/or the administrator had not reduced fees and reimbursed expenses (Note 4).

(c)	Ratio was determined after management fee recoupments, reductions and/or expense reimbursements (Note 4).

(d)	Ratio was determined including prior years’ management fee reductions recouped by the Adviser in the amount of 0.10% and 0.28% for the years ended February 28, 2021 and February 29, 2020, respectively, (Note 4).

See accompanying notes to financial statements.

WAYCROSS FOCUSED CORE EQUITY FUND
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period
	Year Ended	Year Ended	Year Ended		Period Ended
	February 29,	February 28,	February 28,		February 28,
	2024	2023	2022		2021 (a)
Net asset value at beginning of period	$10.84	$11.53	$10.70		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.05	0.06	0.00	(b)	(0.01)
Net realized and unrealized gains (losses) on investments	4.10	(0.70)	0.90	(c)	0.71
Total from investment operations	4.15	(0.64)	0.90		0.70
Less distributions from:
Net investment income	(0.08)	(0.01)	(0.00	) (b)	—
Net realized gains	—	(0.04)	(0.07)		—
Total distributions	(0.08)	(0.05)	(0.07)		—
Net asset value at end of period	$14.91	$10.84	$11.53		$10.70
Total return (d)	38.39%	(5.54%)	8.39%		7.00	% (e)
Net assets at end of period (000’s)	$18,128	$9,502	$10,877		$498

Ratios/supplementary data:
Ratio of total expenses to average net assets	2.31%	2.47%	7.56%		31.14	% (f)
Ratio of net expenses to average net assets (g)	0.74%	0.89%	0.89%		1.14	% (f)
Ratio of net investment income (loss) to average net assets (g)	0.67%	0.57%	0.14%		(0.26	%) (f)
Portfolio turnover rate	35%	30%	17%		4	% (e)

(a)	Represents the period from the commencement of operations (December 15, 2020) through February 28, 2021.

(b)	Amount rounds to less than $0.01 per share.

(c)	Represents a balancing figure from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of net realized and unrealized losses on the Statements of Operations for the same period.

(d)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced fees and reimbursed expenses (Note 4).

(e)	Not annualized.

(f)	Annualized.

(g)	Ratio was determined after management fee reductions and expense reimbursements (Note 4).

See accompanying notes to financial statements.

WAYCROSS FUNDS
NOTES TO FINANCIAL STATEMENTS
February 29, 2024

1. Organization

Waycross Managed Risk Equity Fund (formerly Waycross Long/Short Equity Fund) and Waycross Focused Core Equity Fund (individually, a “Fund,” and collectively, the “Funds”) are each a series of Waycross Independent Trust (the “Trust”), an open-end management investment company. The Trust was organized on May 28, 2020 as a Delaware statutory trust. Waycross Managed Risk Equity Fund is a diversified fund under the Investment Company Act of 1940, as amended (the “1940 Act”) and Waycross Focused Core Equity Fund is a non-diversified fund. Waycross Managed Risk Equity Fund was reorganized into the Trust as of the close of business on November 17, 2020. It was formerly a series of Ultimus Managers Trust. Waycross Focused Core Equity Fund commenced operations on December 15, 2020.

The investment objective of the Waycross Managed Risk Equity Fund is to seek long-term capital appreciation with a secondary emphasis on reducing portfolio risk and volatility relative to the S&P 500® Total Return Index.

The investment objective of the Waycross Focused Core Equity Fund is to seek capital appreciation over a full market cycle, which the Fund defines as a sustained upswing in equity markets followed by a pull back and recovery.

2. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following is a summary of the Funds’ significant accounting policies used in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Regulatory update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

Securities valuation – The Funds value their portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each day the NYSE is open for business. The Funds value their listed

WAYCROSS FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies that are not listed on an exchange, including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value as determined by Waycross Partners, LLC (the “Adviser”), as the Funds’ valuation designee, in accordance with procedures adopted by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the 1940 Act. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate each Fund’s NAV may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities that the Funds have the ability to access

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

WAYCROSS FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a summary of each Fund’s investments and the inputs used to value the investments as of February 29, 2024:

	Level 1	Level 2	Level 3	Total
Waycross Managed Risk Equity Fund:
Common Stocks	$92,987,229	$—	$—	$92,987,229
Money Market Funds	7,818,831	—	—	7,818,831
Total	$100,806,060	$—	$—	$100,806,060
Common Stocks – Sold Short	$(41,471,469)	$—	$—	$(41,471,469)

	Level 1	Level 2	Level 3	Total
Waycross Focused Core Equity Fund:
Common Stocks	$17,834,104	$—	$—	$17,834,104
Money Market Funds	194,587	—	—	194,587
Total	$18,028,691	$—	$—	$18,028,691

Refer to each Fund’s Schedule of Investments and Schedule of Securities Sold Short, as applicable, for a listing of the common stocks by sector and industry type. The Funds did not hold derivative instruments or have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the year ended February 29, 2024.

Foreign currency translation – Securities and other assets and liabilities denominated in or expected to settle in foreign currencies, if any, are translated into U.S. dollars based on exchange rates on the following basis:

A.	The fair values of investment securities and other assets and liabilities are translated as of the close of the NYSE each day.

B.	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing as of 4:00 p.m. Eastern Time on the respective date of such transactions.

C.	The Funds do not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Share valuation – The NAV per share of each Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the NAV per share.

WAYCROSS FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Investment income – Dividend income and expense is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Interest income and expense is accrued as earned. Withholding taxes on foreign dividends have been recorded in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Funds based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – Distributions to shareholders arising from net investment income, if any, are declared and paid annually to shareholders. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid by Waycross Managed Risk Equity Fund and Waycross Focused Core Equity Fund during the years ended February 29, 2024 and February 28, 2023 was as follows:

	Ordinary	Long-Term	Total
Years Ended	Income	Capital Gains	Distributions
Waycross Managed Risk Equity Fund:
February 29, 2024	$735,323	$1,901,078	$2,636,401
February 28, 2023	$—	$—	$—
Waycross Focused Core Equity Fund:
February 29, 2024	$100,653	$—	$100,653
February 28, 2023	$38,475	$4,539	$43,014

Short sales – Waycross Managed Risk Equity Fund sells securities short. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. The Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. The Fund is liable for any dividends payable on securities while those securities are in a short position and will also bear other costs, such as charges for the prime brokerage accounts, in connection with the short position. These costs, if any, are reported as dividend expense and brokerage expense on securities sold short, respectively, on the Statements of Operations. Net income earned on short sale proceeds

WAYCROSS FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

held on deposit with the broker and/or margin interest earned, if any, are included in interest income on the Statements of Operations. Under Rule 18f-4 of the 1940 Act, the Fund is permitted to engage in derivatives transactions, including short sales, provided it complies with certain conditions aimed at addressing undue speculation and asset sufficiency. The rule rescinded the staff’s prior guidance under Investment Company Act Release No. 10-666, which required that the Fund segregate collateral deposited with brokers, with such collateral being reported on the Fund’s Statements of Assets and Liabilities. Under the rule’s new conditions, the Fund must adopt and implement a written derivatives risk management program (unless it qualifies as a limited derivatives user), adhere to a Value-at-Risk (VaR) based limit on its derivatives transactions (including short sales), and providing regular reports to the Board on the program’s effectiveness and any breaches of risk guidelines. To the extent the Fund invests the proceeds received from selling securities short, it is engaging in a form of leverage. The use of leverage by the Fund may make any change in the Fund’s NAV greater than it would be without the use of leverage. Short sales are speculative transactions and involve special risks, including greater reliance on the ability of the Adviser to accurately anticipate the future value of a security.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and net realized capital gains are distributed in accordance with the Code.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax on the Statements of Operations. During the year ended February 29, 2024, the Funds did not incur any interest or penalties.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts from prior years.

WAYCROSS FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

The following information is computed on a tax basis for each item as of February 29, 2024:

	Waycross Managed	Waycross Focused
	Risk Equity Fund	Core Equity Fund
Tax cost of investments and securities sold short	$26,119,878	$14,341,609
Gross unrealized appreciation	$38,198,595	$4,040,749
Gross unrealized depreciation	(4,983,882)	(353,667)
Net unrealized appreciation	33,214,713	3,687,082
Undistributed ordinary income	511,944	30,145
Undistributed long-term capital gains	1,805,109	—
Accumulated capital and other losses	—	(298,307)
Total distributable earnings	$35,531,766	$3,418,920

The federal income tax cost of investments and securities sold short for the Funds temporarily differ from the financial statement cost of portfolio investments (“book/tax difference”). These book/tax differences are due to the recognition of capital gains or losses under income tax regulations and GAAP, primarily due to the tax deferral of losses on wash sales and unsettled cover trades.

During the year ended February 29, 2024, Waycross Focused Core Equity Fund utilized $116,450 of capital loss carryforwards against current year gains.

As of February 29, 2024, Waycross Focused Core Equity Fund had short-term capital loss carryforwards of $248,367 and long-term capital loss carryforwards of $49,940 for federal income tax purposes. These capital loss carryforwards, which do not expire, may be utilized in future years to offset realized capital gains, if any, prior to distribution such gains to shareholders.

For the year ended February 29, 2024, the following reclassifications were made on the Statements of Assets and Liabilities for the Funds as a result of permanent differences under income tax regulations and GAAP:

	Decrease	Increase
	Distributable	in Paid-in
	Earnings	Capital
Waycross Managed Risk Equity Fund	$—	$—
Waycross Focused Core Equity Fund	(1)	1

Such reclassifications, the result of permanent differences between financial statement and income tax reporting requirements, have no effect on each Fund’s net assets or NAV per share.

WAYCROSS FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Funds’ tax positions for all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Funds identify their major tax jurisdiction as U.S. federal.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax on the Statements of Operations. During the year ended February 29, 2024, the Funds did not incur any interest or penalties.

3. Investment Transactions

Investment transactions, other than short-term investments and U.S. government securities, were as follows for the year ended February 29, 2024:

	Waycross Managed	Waycross Focused
	Risk Equity Fund	Core Equity Fund
Purchases of investment securities	$37,525,941	$8,441,784
Proceeds from sales of investment securities	$45,619,821	$4,233,786

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

Under the Investment Advisory Agreement, Waycross Managed Risk Equity Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of its average daily net assets. Effective July 1, 2023, under the Investment Advisory Agreement, Waycross Focused Core Equity Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.66% of its average daily net assets. Prior to July 1, 2023, Waycross Focused Core Equity Fund paid the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% of its average daily net assets.

Pursuant to an amended Expense Limitation Agreement between the Trust and the Adviser (the “ELA”), the Adviser has contractually agreed, until June 30, 2024, to reduce management fees and reimburse other expenses to the extent necessary to limit total annual operating expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the Funds, acquired fund fees and expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Funds’ business) to an amount not exceeding 1.70% of Waycross Managed Risk Equity Fund’s average daily net assets and effective July 1, 2023, 0.69% of Waycross Focused Core Equity Fund’s average daily net assets. Prior to July 1, 2023, the Adviser had

WAYCROSS FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

contractually agreed to reduce its management fees and reimburse other expenses to the extent necessary to limit total annual operating expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the Funds, acquired fund fees and expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Funds’ business) to an amount not exceeding 0.89% of Waycross Focused Core Equity Fund’s average daily net assets.

During the year ended February 29, 2024, the Adviser did not collect any of its management fees earned for Waycross Focused Core Equity Fund and reimbursed other expenses in the amount of $105,831.

Under the terms of the ELA, management fee reductions and expense reimbursements by the Adviser are subject to repayment by the Funds for three years after such fees and expenses were incurred, provided that the repayments do not cause total annual operating expenses (after repayment is taken into account) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to June 30, 2024, this agreement may not be modified or terminated without the approval of the Board. This agreement will terminate automatically if the Funds’ investment advisory agreement with the Adviser is terminated. As of February 29, 2024, the Adviser may seek repayment of fee reductions and/or expense reimbursements no later than the date below:

Waycross Focused
Core Equity Fund
February 28, 2025	$146,901
February 28, 2026	152,546
February 28, 2027	188,264
Total	$487,711

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, and transfer agency services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies and certain costs related to the pricing of the Funds’ portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Funds. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

Certain officers of the Trust are also officers of Ultimus and/or the Distributor and are not paid for serving in such capacities.

WAYCROSS FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

TRUSTEE COMPENSATION

Each member of the Board (a “Trustee”) who is not an “interested person” of the Trust (“Independent Trustee”) receives from the Trust an $8,000 annual retainer, payable quarterly and a $1,000 fee for each Board meeting attended plus reimbursement for travel and other meeting-related expenses.

PRINCIPAL HOLDERS OF FUND SHARES

As of February 29, 2024, the following shareholders owned of record 25% or more of the outstanding shares of each Fund:

Name of Record Owner	% Ownership
Waycross Managed Risk Equity Fund
National Financial Services, LLC (for the benefit of its customers)	97%
Waycross Focused Core Equity Fund
National Financial Services, LLC (for the benefit of its customers)	60%
Muir & Company (for the benefit of its customers)	26%

A beneficial owner of 25% or more of a Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

6. Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular business sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore

WAYCROSS FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

the value of a Fund’s portfolio would be adversely affected. As of February 29, 2024, Waycross Focused Core Equity Fund had 31.4% of the value of its net assets invested in common stocks within the Technology sector.

7. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

WAYCROSS FUNDS
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Waycross Independent Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and schedule of securities sold short, of Waycross Independent Trust comprising the funds listed below (the “Funds”) as of February 29, 2024, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of February 29, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Waycross Managed Risk Equity Fund (formerly, Waycross Long/Short Equity Fund)	For the year ended February 29, 2024	For the years ended February 29, 2024, and February 28, 2023	For the years ended February 29, 2024, February 28, 2023, February 28, 2022, February 28, 2021, and February 29, 2020
Waycross Focused Core Equity Fund	For the year ended February 29, 2024	For the years ended February 29, 2024, and February 28, 2023	For the years ended February 29, 2024, February 28, 2023, and February 28, 2022, and for the period from December 15, 2020 (commencement of operations) through February 28, 2021

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

WAYCROSS FUNDS
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM (Continued)

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2015.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin

April 25, 2024

WAYCROSS FUNDS
ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (September 1, 2023) and held until the end of the period (February 29, 2024).

The table below illustrates the Funds’ ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the applicable Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare each Fund’s ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not each Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge transaction fees, such as purchase or redemption fees, nor do they carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

WAYCROSS FUNDS
ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

More information about each Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds’ prospectus.

	Beginning	Ending
	Account Value	Account Value	Net	Expenses
	September 1,	February 29,	Expense	Paid During
	2023	2024	Ratio(a)	Period(b)
Waycross Managed Risk Equity Fund
Based on Actual Fund Return	$1,000.00	$1,150.50	2.31%	$12.35
Based on Hypothetical 5%Return (before expenses)	$1,000.00	$1,013.38	2.31%	$11.56

Waycross Focused Core Equity Fund
Based on Actual Fund Return	$1,000.00	$1,182.10	0.69%	$3.74
Based on Hypothetical 5%Return (before expenses)	$1,000.00	$1,021.43	0.69%	$3.47

(a)	Annualized, based on each Fund’s most recent one-half year expenses.

(b)	Expenses are equal to each Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-866-267-4304, or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-866-267-4304, or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of each Fund’s portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These filings are available upon request by calling 1-866-267-4304. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov and the Funds’ website www.waycrossfunds.com.

WAYCROSS FUNDS
FEDERAL TAX INFORMATION (Unaudited)

For the fiscal year ended February 29, 2024, Waycross Managed Risk Equity Fund designated $1,901,078 as long-term capital gain distributions.

Qualified Dividend Income – Waycross Managed Risk Equity Fund and Waycross Focused Core Equity Fund designates 94.51% and 100%, respectively, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue code, as qualified dividend income eligible for the reduced tax rate.

Dividends Received Deduction – Corporate shareholders are generally entitled to take the dividends received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. For Waycross Managed Risk Equity Fund and Waycross Focused Core Equity Fund’s fiscal year 2024 ordinary income dividends, 40.01% and 100%, respectively, of each Fund qualifies for the corporate dividends received deduction.

WAYCROSS FUNDS
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

The Board has overall responsibility for management of the Trust’s affairs. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement, or removal. The Trustees, in turn, elect the officers of the Funds to actively supervise their day-to-day operations. The officers have been elected for an annual term. Each Trustee’s and officer’s address is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246. The following are the Trustees and executive officers of the Funds:

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in the Trust overseen by Trustee	Directorships of Public Companies Held by Trustee During Past 5 Years
Independent Trustees:
Larry J. Walker Year of Birth: 1950	Since Inception	Trustee	Retired. Partner, Waycross Partners, LLC (2008-2020).	2	None
William Chandler Year of Birth: 1942	Since Inception	Trustee and Chairman	Retired.	2	None
John Chilton Year of Birth: 1949	Since Inception	Trustee	Chief Executive Officer, Kentucky Retirement Systems (2021 – present); Manager, Kentucky Power Trading LLC (electricity trading firm) (2021); State Budget Director, Commonwealth of Kentucky (2017 – 2019).	2	Kentucky Retirement Systems, Public Pension Oversight Board (2016 – June 2021); The University of Louisville, The University of Louisville Foundation, University of Louisville Research (2019 – 2021).
Vivek K. Sarin Year of Birth: 1967	Since March 2021	Trustee	President, Juvo Company, LLC (2013 – present); Interim Secretary & Executive Cabinet Member, Kentucky Cabinet for Economic Development (2017 to 2019).	2	None

WAYCROSS FUNDS
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years
Executive Officers:
Matthew Bevin Year of Birth: 1967	Since March 2021	President and Treasurer	Managing Director, Waycross Partners, LLC (2021 – present); Governor of the Commonwealth of Kentucky (2015 – 2019).
Christopher Herb Year of Birth: 1975	Since October 2022	Vice President	Chief Compliance Officer and Director of Marketing & Communications, Waycross Partners, LLC (2021 – present); Marketing, Sales & Client Service Manager, Sawgrass Asset Management, LLC (2018 – 2021).
Charles Black Year of Birth: 1979	Since Inception	Chief Compliance Officer	Managing Director and Head of Compliance Services, Joot (2023 – present); Vice President and Head of Compliance Services, Joot (2021 – 2023); Director of Compliance Services, Joot (2019 –2021); Senior Compliance Officer, Ultimus Fund Solutions, LLC (2015 – 2019); Chief Compliance Officer, Ultimus Managers Trust (2016 – 2019).
Angela A. Simmons Year of Birth: 1975	Since January 2024	Assistant Treasurer	Vice President of Financial Administration (2022 to present) and Assistant Vice President, Financial Administration, Ultimus Fund Solutions, LLC (2015 to 2022).
Susan J. Bateman Year of Birth: 1966	Since January 2024	Assistant Treasurer	Assistant Vice President, Financial Administration, Ultimus Fund Solutions, LLC (2023 to present); Assistant Vice President, Financial Administration, Citi Fund Services, Inc. (2018 – 2023).
Stephen L. Preston Year of Birth: 1966	Since Inception	Assistant Vice President and AML Compliance Officer	Chief Compliance Officer, AML Compliance Officer, Ultimus Fund Distributors, LLC (2011 – present); Vice President, Financial Operations Principal, and Anti-Money Laundering Officer, Ultimus Fund Distributors, LLC (2021 – present); Treasurer, Financial Operations Principal, Chief Compliance Officer, and Anti-Money Laundering Officer, Northern Lights Distributors, LLC (2021 – present).
Carol J. Highsmith Year of Birth: 1964	Since May 2021	Secretary	Vice President and Senior Counsel, Ultimus Fund Solutions, LLC (2015 – present).
Jonathan D. Burgess Year of Birth: 1988	Since October 2021	Assistant Secretary	Associate Legal Counsel, Ultimus Fund Solutions, LLC (2023 – present); Manager, Legal Administration, Ultimus Fund Solutions, LLC (2021 – 2023); Assistant Vice President and Paralegal Team Lead, State Street Bank and Trust Company (2014 – 2021).

Additional information about members of the Board and executive officers is available in the Funds’ Statement of Additional Information (“SAI”). To obtain a free copy of the SAI, please call 1-866-267-4304.

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Waycross-AR-24

(b)	Not applicable

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant has an audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Mr. William Chandler. Mr. Chandler is “independent” for purposes of this item.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $30,000 and $29,000 with respect to the registrant’s fiscal years ended February 29, 2024 and February 28, 2023, respectively.
(b)	Audit-Related Fees. No fees were billed in the last fiscal year for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.
(c)	Tax Fees. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $6,000 and $6,000 with respect to the fiscal years ended February 29, 2024 and February 28, 2023, respectively. The services comprising these fees are related to the preparation of the Funds’ federal income and excise tax returns.
(d)	All Other Fees. No fees were billed in the last fiscal year for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1) The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.
(g)	Aggregate non-audit fees of $6,000 and $6,000 were billed by the registrant’s accountant for services rendered to the registrant with respect to the fiscal years ended February 29, 2024 and February 28, 2023, respectively. No non-audit fees were billed in either of the last two fiscal years by the registrant’s accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
(h)	The principal accountant has not provided any non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(i)	Not applicable
(j)	Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]
(b)	Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(1) Not applicable

(2) Change in the registrant’s independent public accountants: Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH Code of Ethics

Exhibit 99.CERT Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT Certifications required by Rule 30a-2(b) under the Act

EX-99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Waycross Independent Trust

By (Signature and Title)* __/s/ Matthew G. Bevin

Matthew G. Bevin, Principal Executive Officer & President

Date May 2, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* _/s/ Matthew G. Bevin

Matthew G. Bevin, Principal Executive Officer & President

Date May 2, 2024

By (Signature and Title)* _/s/ Matthew G. Bevin

Matthew G. Bevin, Principal Financial Officer & Treasurer

Date _ May 2, 2024 ____

* Print the name and title of each signing officer under his or her signature.